Leases - Minimum Future Income (Table) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 75,535
2019	10,837
2020	0
2021	0
2022	0
Thereafter	0
Total minimum lease revenue, net of commissions	$ 86,372